Short-term Investments - Summary of held-to-maturity investments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 47,745
Unrealized Gains	32
Unrealized Losses	0
Fair Value	47,777
U.S. Treasury Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	47,745
Unrealized Gains	32
Unrealized Losses	0
Fair Value	$ 47,777